Related party transactions (Rig Financing Agreements) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	May 31, 2014
Related Party Transaction [Line Items]
Repayment from long-term loan granted to related parties	$ 2,096,000,000	$ 10,000,000	$ 20,000,000
Affiliated Entity | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties	159,000,000
Repayment from long-term loan granted to related parties	1,500,000,000
Interest income, related party	20,000,000
West Capricorn | Affiliated Entity | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties				523,000,000
West Vencedor | Affiliated Entity | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties		78,000,000		115,000,000
West Aquarius | Affiliated Entity | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties				305,000,000
West Capella | Affiliated Entity | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties				295,000,000
T-15 | Affiliated Entity | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties		101,000,000
T-16 | Affiliated Entity | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties		93,000,000
West Leo | Affiliated Entity | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties		486,000,000
West Sirius | Affiliated Entity | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties		220,000,000
Secured Debt | US$1,200 facility
Related Party Transaction [Line Items]
Maximum borrowing capacity					$ 1,200,000,000